Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	CEO Summary Compensation Table Total $	CEO Compensation Actually Paid $	Other NEOs Average Summary Compensation Table Total $	Other NEOs Average Compensation Actually Paid $	Value of fixed $100 Initial Investment Based on:		Company Net Income ($ in millions)	Company-Selected Financial Measure (EPS)

					Company TSR $	Peer Group TSR $

2022(1,2)	6,294,923	7,011,717	1,550,687	1,695,306	88	111	233	$2.60
2021(3,4)	5,408,355	7,834,404	1,280,247	1,605,540	95	114	244	$2.72
2020(5,6)	3,510,132	1,898,352	1,165,917	798,448	77	99	155	$1.88

Company Selected Measure Name	Earnings per Share
Named Executive Officers, Footnote [Text Block]	Other named executive officers (NEOs) other than the CEO, who was Ms. Pope for 2022 were as follows: James Ajello, Senior Vice President, Finance, Chief Financial Officer, Treasurer and Corporate Compliance Officer; Angelica Espinosa, Vice President, General Counsel; Larry Bekkedahl, Senior Vice President, Advanced Energy Delivery and John Kochavatr, Vice President, Customer & Digital Solutions and Chief Information Officer.Other NEOs other than the CEO, who was ms. Pope, for 2021 were as follows: James Ajello, Senior Vice President, Finance, Chief Financial Officer and Treasurer; Lisa Kaner, Vice President, General Counsel and Corporate Compliance Officer, who retired July 1, 2022; Larry Bekkedahl, Senior Vice President, Advanced Energy Delivery and John Kochavatr, Vice President Information Technology and Chief Information Officer.Other named executive officers other than the CEO, who was Ms. Pope, for 2020 were as follows: James Lobdell, Senior Vice President, Finance, Chief Financial Officer and Treasurer, who retired on December 31, 2020; Lisa Kaner, Vice President, General Counsel and Corporate Compliance Officer, who retired July 1, 2022; John Kochavatr, Vice President Information Technology and Chief Information Officer and Larry Bekkedahl, Senior Vice President, Grid Architecture and System Operations
PEO Total Compensation Amount	$ 6,294,923	$ 5,408,355	$ 3,510,132
PEO Actually Paid Compensation Amount	$ 7,011,717	7,834,404	1,898,352
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts in columns "CEO Compensation Actually Paid $" and "Other NEOs Average Compensation Actually Paid $" represent "compensation actually paid" as computed in accordance with Regulation S-K Item 402(v) in the year 2022. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. The fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end for the CEO was $4,845,196 and average of the other named executive officers was $814,782. There were no equity awards that were granted and vested during the year for the CEO and an average of $23,508 for the other named executive officers. The change in fair value, during the year, of unvested equity awards at the beginning of the year that remain unvested at year-end for the CEO was ($412,824) and an average of ($4,495) for the other named executive officers. The change in fair value, during the current year, of unvested equity awards at the beginning of the year that vested during the year was $123,787 for the CEO and an average of $1,412 for the other named executive officers. Change in value for pension service cost for the CEO was $42,963 and no other named executive officers participated in the pension. No forfeitures or prior year awards that failed to vest during the current year existed for either. Dividends are not paid on unvested shares.Amounts in columns "CEO Compensation Actually Paid $" and "Other NEOs Average Compensation Actually Paid $" represent "compensation actually paid" as computed in accordance with Regulation S-K Item 402(v) in the year 2021. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. The fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end for the CEO was $4,353,630 and average of the other named executive officers was $676,535. There were no equity awards that were granted and vested during the year. The change in fair value, during the year, of unvested equity awards at the beginning of the year that remain unvested at year-end for the CEO was $1,168,382 and an average of $121,828 for the other named executive officers. The change in fair value, during the current year, of unvested equity awards at the beginning of the year that vested during the year was $47,216 for the CEO and an average of $18,391 for the other named executive officers. Change in value for pension service cost for the CEO was $12,918 and no other named executive officers participated in the pension. No forfeitures or prior year awards that failed to vest during the current year existed for either. Dividends are not paid on unvested shares.Amounts in columns "CEO Compensation Actually Paid $" and "Other NEOs Average Compensation Actually Paid $" represent "compensation actually paid" as computed in accordance with Regulation S-K Item 402(v) in the year 2020. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. The fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end for the CEO was $2,065,903 and average of the other named executive officers was $379,274. There were no equity awards that were granted and vested during the year. The change in fair value, during the year, of unvested equity awards at the beginning of the year that remain unvested at year-end for the CEO was ($1,343,749) and an average of ($309,758) for the other named executive officers. The change in fair value, during the current year, of unvested equity awards at the beginning of the year that vested during the year was $107,035 for the CEO and an average of $53,533 for the other named executive officers. Change in value for pension service cost for the CEO was ($115,718) and an average of ($66,590) for the other named executive officers. No forfeitures or prior year awards that failed to vest during the current year existed for either. Dividends are not paid on unvested shares. Amount shown in "Company-Selected Financial Measure (EPS)" is adjusted for COVID-19 impacts, as disclosed in the 2021 proxy; the unadjusted result was $1.72 per diluted share.
Non-PEO NEO Average Total Compensation Amount	$ 1,550,687	1,280,247	1,165,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,695,306	1,605,540	798,448
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts in columns "CEO Compensation Actually Paid $" and "Other NEOs Average Compensation Actually Paid $" represent "compensation actually paid" as computed in accordance with Regulation S-K Item 402(v) in the year 2022. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. The fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end for the CEO was $4,845,196 and average of the other named executive officers was $814,782. There were no equity awards that were granted and vested during the year for the CEO and an average of $23,508 for the other named executive officers. The change in fair value, during the year, of unvested equity awards at the beginning of the year that remain unvested at year-end for the CEO was ($412,824) and an average of ($4,495) for the other named executive officers. The change in fair value, during the current year, of unvested equity awards at the beginning of the year that vested during the year was $123,787 for the CEO and an average of $1,412 for the other named executive officers. Change in value for pension service cost for the CEO was $42,963 and no other named executive officers participated in the pension. No forfeitures or prior year awards that failed to vest during the current year existed for either. Dividends are not paid on unvested shares.Amounts in columns "CEO Compensation Actually Paid $" and "Other NEOs Average Compensation Actually Paid $" represent "compensation actually paid" as computed in accordance with Regulation S-K Item 402(v) in the year 2021. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. The fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end for the CEO was $4,353,630 and average of the other named executive officers was $676,535. There were no equity awards that were granted and vested during the year. The change in fair value, during the year, of unvested equity awards at the beginning of the year that remain unvested at year-end for the CEO was $1,168,382 and an average of $121,828 for the other named executive officers. The change in fair value, during the current year, of unvested equity awards at the beginning of the year that vested during the year was $47,216 for the CEO and an average of $18,391 for the other named executive officers. Change in value for pension service cost for the CEO was $12,918 and no other named executive officers participated in the pension. No forfeitures or prior year awards that failed to vest during the current year existed for either. Dividends are not paid on unvested shares.Amounts in columns "CEO Compensation Actually Paid $" and "Other NEOs Average Compensation Actually Paid $" represent "compensation actually paid" as computed in accordance with Regulation S-K Item 402(v) in the year 2020. The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the CEO and the other NEOs during the applicable year. The fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end for the CEO was $2,065,903 and average of the other named executive officers was $379,274. There were no equity awards that were granted and vested during the year. The change in fair value, during the year, of unvested equity awards at the beginning of the year that remain unvested at year-end for the CEO was ($1,343,749) and an average of ($309,758) for the other named executive officers. The change in fair value, during the current year, of unvested equity awards at the beginning of the year that vested during the year was $107,035 for the CEO and an average of $53,533 for the other named executive officers. Change in value for pension service cost for the CEO was ($115,718) and an average of ($66,590) for the other named executive officers. No forfeitures or prior year awards that failed to vest during the current year existed for either. Dividends are not paid on unvested shares. Amount shown in "Company-Selected Financial Measure (EPS)" is adjusted for COVID-19 impacts, as disclosed in the 2021 proxy; the unadjusted result was $1.72 per diluted share.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

The financial and non-financial performance measures listed below represent the most important metrics we used to link compensation actually paid for 2022 for our PEO and other named executives (as further described in our Compensation Discussion and Analysis (C&DA).

Performance Metrics Selected	Relationship to pay
Earnings per Share	Annual cash incentive plan
Earnings per share growth	Long-term incentive plan
Return on equity as a percentage of allowed return on equity	Long-term incentive plan
Decarbonization	Long-term incentive plan

Total Shareholder Return Amount	$ 88	95	77
Peer Group Total Shareholder Return Amount	111	114	99
Net Income (Loss)	$ 233,000,000	$ 244,000,000	$ 155,000,000
Company Selected Measure Amount | $ / shares	2.60	2.72	1.88
PEO Name	Ms. Pope
Company Selected Measure Amount, Unadjusted | $ / shares			1.72
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on equity as a percentage of allowed return on equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Decarbonization
PEO [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,845,196	$ 4,353,630	$ 2,065,903
PEO [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,824)	1,168,382	(1,343,749)
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,787	47,216	107,035
PEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,963	12,918	(115,718)
PEO [Member] | Adjustment, Forfeitures Or Prior Year Awards That Failed To Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	814,782	676,535	379,274
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,508	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,495)	121,828	(309,758)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,412	18,391	53,533
Non-PEO NEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(66,590)
Non-PEO NEO [Member] | Adjustment, Forfeitures Or Prior Year Awards That Failed To Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0